Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Balance, beginning	$ 170,193
Issuance of ordinary shares, Shares issued in lieu of inventory payment		$ 15,525
Balance, ending	338,498	170,193
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning	170,193	134,183
Issuance of ordinary shares, Cash collected from sale of new share issuances and cash exercise of warrants	93,693	12,586
Issuance of new shares, Shares issued in lieu of agreed settlement	5,503
Issuance of ordinary shares, Conversion of debt	1,689
Issuance of ordinary shares, Shares issued in lieu of inventory payment		15,525
Issuance of new shares, Shares issued in lieu of related party loan		1,546
Issuance of ordinary shares, Convertible notes converted to equity	67,420	5,979
Issuance of ordinary shares, Warrants issued		374
Balance, ending	$ 338,498	$ 170,193	$ 134,183